UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2016

Michael W. Stockton

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio
May 31, 2016
unaudited
Common stocks 83.42% Information technology 19.89%	Shares	Value (000)
Oracle Corp.	29,582,000	$1,189,196
Accenture PLC, Class A	7,858,300	934,902
Alphabet Inc., Class C1	770,879	567,151
Alphabet Inc., Class A1	487,810	365,297
Broadcom Ltd.	5,732,245	884,829
Texas Instruments Inc.	10,867,000	658,540
ASML Holding NV	5,655,100	562,518
Skyworks Solutions, Inc.	8,284,622	553,081
Flextronics International Ltd.[1,2]	36,821,000	458,421
Tencent Holdings Ltd.	20,057,000	447,303
Trimble Navigation Ltd.[1,2]	16,470,362	421,312
Juniper Networks, Inc.	10,767,244	252,061
Intuit Inc.	2,277,000	242,865
Intel Corp.	6,600,000	208,494
Tata Consultancy Services Ltd.	4,785,000	182,724
Autodesk, Inc.[1]	3,000,000	174,810
Zebra Technologies Corp., Class A1,2	3,276,722	174,027
salesforce.com, inc.[1]	2,068,000	173,112
Qorvo, Inc.[1]	2,679,980	136,599
Arista Networks, Inc.[1]	1,662,700	121,859
MasterCard Inc., Class A	1,223,000	117,286
Finisar Corp.[1,2]	6,928,379	116,535
Baidu, Inc., Class A (ADR)[1]	606,741	108,328
Viavi Solutions Inc.[1,2]	15,256,074	104,199
Kakaku.com, Inc.	5,403,000	102,464
Visa Inc., Class A	1,238,000	97,728
Syntel, Inc.[1]	1,968,000	90,685
Lumentum Holdings Inc.[1,2]	3,051,214	77,318
Cognizant Technology Solutions Corp., Class A1	572,058	35,147
Amphenol Corp., Class A	407,000	23,899
Palo Alto Networks, Inc.[1]	115,000	15,003
Automatic Data Processing, Inc.	156,300	13,729
National Instruments Corp.	459,600	13,131
		9,624,553
Health care 18.49%
Amgen Inc.	8,398,080	1,326,477
UnitedHealth Group Inc.	7,454,806	996,484
Alexion Pharmaceuticals, Inc.[1]	5,816,898	877,770
Stryker Corp.	7,233,552	804,082
BioMarin Pharmaceutical Inc.[1]	6,645,200	595,742
Thermo Fisher Scientific Inc.	3,552,100	539,102
Medtronic PLC	6,486,000	521,993
Gilead Sciences, Inc.	4,576,960	398,470
Edwards Lifesciences Corp.[1]	3,659,630	360,474
Hologic, Inc.[1]	8,407,100	289,288
McKesson Corp.	1,549,000	283,684
AMCAP Fund — Page 1 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Illumina, Inc.[1]	1,926,490	$279,013
Express Scripts Holding Co.[1]	3,381,000	255,435
PerkinElmer, Inc.	4,357,500	238,573
Johnson & Johnson	2,000,000	225,380
Boston Scientific Corp.[1]	8,018,700	182,105
Humana Inc.	1,034,000	178,375
Endo International PLC[1]	9,239,300	146,073
Aetna Inc.	1,259,000	142,557
Team Health Holdings, Inc.[1]	2,594,500	124,458
St. Jude Medical, Inc.	1,057,522	82,867
athenahealth, Inc.[1]	620,054	78,666
Myriad Genetics, Inc.[1]	670,485	22,723
		8,949,791
Consumer discretionary 10.38%
Netflix, Inc.[1]	11,667,700	1,196,756
Amazon.com, Inc.[1]	1,038,300	750,473
Twenty-First Century Fox, Inc., Class A	13,525,000	390,602
Priceline Group Inc.[1]	294,400	372,219
lululemon athletica inc.[1]	4,055,000	263,697
NIKE, Inc., Class B	4,698,000	259,424
Wyndham Worldwide Corp.	3,454,800	232,819
Texas Roadhouse, Inc.[2]	4,587,200	205,552
Williams-Sonoma, Inc.	3,678,000	195,081
JCDecaux SA	4,662,515	192,439
Johnson Controls, Inc.	4,334,100	191,351
Ralph Lauren Corp., Class A	2,000,000	188,660
BorgWarner Inc.	3,678,000	125,162
Comcast Corp., Class A	1,828,900	115,769
Panera Bread Co., Class A1	443,200	97,127
Mattress Firm Holding Corp.[1,2]	2,409,442	81,391
Harley-Davidson, Inc.	1,400,000	64,946
TJX Companies, Inc.	600,000	45,672
Domino’s Pizza, Inc.	283,835	34,310
WPP PLC	897,662	20,698
		5,024,148
Industrials 8.71%
Union Pacific Corp.	6,865,366	577,995
General Dynamics Corp.	3,360,000	476,683
Nielsen Holdings PLC	7,709,340	411,602
Sensata Technologies Holding NV1,2	10,326,600	381,878
Nordson Corp.[2]	3,992,500	347,268
Capita PLC	17,897,000	275,801
Norfolk Southern Corp.	2,415,000	203,005
Old Dominion Freight Line, Inc.[1]	2,980,000	191,763
ITT Corp.[2]	5,307,000	188,452
Generac Holdings Inc.[1,2]	4,494,826	170,399
Oshkosh Corp.	3,610,000	165,735
CSX Corp.	4,954,500	130,947
Landstar System, Inc.	1,640,000	111,274
Danaher Corp.	1,104,900	108,678
Valmont Industries, Inc.	590,000	81,609
Moog Inc., Class A1	1,435,842	77,435
Verisk Analytics, Inc., Class A1	968,300	76,873
AMCAP Fund — Page 2 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Cummins Inc.	529,000	$60,555
J.B. Hunt Transport Services, Inc.	628,907	52,023
Carlisle Companies Inc.	409,000	42,462
Lennox International Inc.	237,000	32,552
PayPoint PLC	2,274,900	30,576
Chart Industries, Inc.[1]	842,353	21,867
		4,217,432
Energy 8.25%
EOG Resources, Inc.	8,661,300	704,683
Concho Resources Inc.[1]	5,005,743	607,397
Canadian Natural Resources, Ltd.	17,411,000	517,411
Halliburton Co.	11,447,900	482,872
Noble Energy, Inc.	7,080,000	253,110
Cabot Oil & Gas Corp.	10,175,000	243,895
Pioneer Natural Resources Co.	1,514,000	242,724
Schlumberger Ltd.	3,035,000	231,570
Southwestern Energy Co.[1]	10,933,799	149,465
SM Energy Co.[2]	4,416,000	139,192
Carrizo Oil & Gas, Inc.[1,2]	3,128,240	120,437
Denbury Resources Inc.[2]	22,428,635	89,939
FMC Technologies, Inc.[1]	2,453,938	66,821
Tullow Oil PLC	15,493,000	51,723
Apache Corp.	764,100	43,661
Cimarex Energy Co.	250,000	29,070
Chevron Corp.	165,500	16,716
		3,990,686
Financials 4.39%
Progressive Corp.	13,025,000	433,733
Crown Castle International Corp.	2,312,717	210,018
U.S. Bancorp	4,899,600	209,801
Markel Corp.[1]	212,852	202,848
East West Bancorp, Inc.	5,109,000	197,207
State Street Corp.	2,800,000	176,568
PNC Financial Services Group, Inc.	1,800,000	161,532
Texas Capital Bancshares, Inc.[1,2]	2,619,757	134,236
BB&T Corp.	3,500,000	127,295
Simon Property Group, Inc.	485,000	95,855
Chubb Corp.	510,411	64,623
Signature Bank[1]	409,789	55,322
Charles Schwab Corp.	1,322,000	40,427
HDFC Bank Ltd.[3]	670,000	13,927
		2,123,392
Consumer staples 4.38%
Kroger Co.	10,485,000	374,944
Costco Wholesale Corp.	1,914,000	284,746
Mead Johnson Nutrition Co.	3,422,053	281,567
Sprouts Farmers Market, Inc.[1,2]	8,285,000	205,137
Hypermarcas SA, ordinary nominative	23,421,000	184,718
Walgreens Boots Alliance, Inc.	2,160,000	167,184
Whole Foods Market, Inc.	4,898,000	158,450
L’Oréal SA, bonus shares[3]	800,000	150,341
Philip Morris International Inc.	1,150,000	113,482
AMCAP Fund — Page 3 of 8

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	1,750,000	$111,370
Coca-Cola Co.	1,080,000	48,168
Herbalife Ltd.[1]	649,941	37,625
		2,117,732
Materials 2.89%
Celanese Corp., Series A2	7,802,922	549,950
Monsanto Co.	3,225,972	362,825
AptarGroup, Inc.	2,750,000	212,465
Valspar Corp.	1,345,042	145,695
Albemarle Corp.	1,627,120	127,729
		1,398,664
Telecommunication services 0.94%
Verizon Communications Inc.	6,600,000	335,940
AT&T Inc.	3,048,012	119,330
		455,270
Utilities 0.21%
Sempra Energy	945,000	101,228
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		2,367,229
Total common stocks (cost: $30,374,944,000)		40,370,125
Short-term securities 16.57%	Principal amount (000)
3M Co. 0.33%–0.35% due 6/2/2016–6/3/2016[4]	$60,000	59,998
Alphabet Inc. 0.41% due 8/11/2016[4]	46,500	46,460
Apple Inc. 0.42%–0.44% due 7/1/2016–7/14/2016[4]	186,000	185,922
CAFCO, LLC 0.46%–0.60% due 6/21/2016–8/25/2016	62,700	62,631
Caterpillar Financial Services Corp. 0.50%–0.51% due 6/13/2016–7/13/2016	73,300	73,270
Chariot Funding, LLC 1.00% due 10/7/2016[4]	50,000	49,856
Chevron Corp. 0.42%–0.60% due 6/14/2016–9/8/2016[4]	187,000	186,863
Ciesco LLC 0.57% due 8/1/2016–8/3/2016	125,000	124,892
Citibank, N.A. 0.00% due 8/3/2016	100,000	100,000
Coca-Cola Co. 0.42%–0.62% due 6/13/2016–9/7/2016[4]	104,000	103,926
Emerson Electric Co. 0.37%–0.40% due 6/13/2016–6/14/2016[4]	72,900	72,890
ExxonMobil Corp. 0.39%–0.40% due 6/6/2016–7/11/2016	207,200	207,161
Fannie Mae 0.40% due 7/18/2016	75,000	74,972
Federal Home Loan Bank 0.24%–0.60% due 6/1/2016–11/7/2016	3,805,480	3,803,441
Freddie Mac 0.33%–0.44% due 6/8/2016–9/8/2016	316,400	316,209
GE Capital Treasury Services (U.S.) LLC 0.42% due 6/14/2016	50,000	49,993
General Electric Co. 0.32% due 6/1/2016	12,400	12,400
IBM Corp. 0.44% due 6/20/2016–6/21/2016[4]	117,500	117,476
Intel Corp. 0.48% due 8/29/2016	100,000	99,880
John Deere Capital Corp. 0.42% due 6/8/2016[4]	62,000	61,995
Jupiter Securitization Co., LLC 0.60% due 7/21/2016[4]	25,000	24,981
Microsoft Corp. 0.33%–0.45% due 6/15/2016–8/10/2016[4]	293,193	293,033
Paccar Financial Corp. 0.39% due 6/2/2016–6/27/2016	54,900	54,890
PepsiCo Inc. 0.38%–0.40% due 6/10/2016–7/8/2016[4]	139,500	139,455
Pfizer Inc. 0.48%–0.67% due 8/2/2016–10/17/2016[4]	220,000	219,664
Private Export Funding Corp. 0.60%–0.61% due 9/6/2016–9/9/2016[4]	100,000	99,856
AMCAP Fund — Page 4 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
Qualcomm Inc. 0.43%–0.52% due 6/9/2016–8/23/2016[4]	$196,000	$195,929
U.S. Bank, N.A. 0.00% due 8/15/2016	50,000	50,026
U.S. Treasury Bills 0.25%–0.55% due 6/2/2016–9/1/2016	745,300	745,062
USAA Capital Corp. 0.34% due 6/7/2016	26,700	26,698
Wal-Mart Stores, Inc. 0.35%–0.37% due 6/1/2016–6/20/2016[4]	100,000	99,990
Walt Disney Co. 0.45%–0.48% due 6/17/2016–8/5/2016[4]	110,000	109,947
Wells Fargo Bank, N.A. 0.00% due 7/6/2016–11/3/2016	152,100	152,145
Total short-term securities (cost: $8,021,376,000)		8,021,911
Total investment securities 99.99% (cost: $38,396,320,000)		48,392,036
Other assets less liabilities 0.01%		4,170
Net assets 100.00%		$48,396,206
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
AMCAP Fund — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended May 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2016 (000)
Celanese Corp., Series A	7,802,922	—	—	7,802,922	$2,809	$549,950
Flextronics International Ltd.[1]	36,821,000	—	—	36,821,000	—	458,421
Trimble Navigation Ltd.[1]	16,470,362	—	—	16,470,362	—	421,312
Sensata Technologies Holding NV1	9,050,000	1,276,600	—	10,326,600	—	381,878
Nordson Corp.	3,992,500	—	—	3,992,500	958	347,268
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	872	205,552
Sprouts Farmers Market, Inc.[1]	8,285,000	—	—	8,285,000	—	205,137
ITT Corp.	4,854,000	453,000	—	5,307,000	602	188,452
Zebra Technologies Corp., Class A1	3,007,622	269,100	—	3,276,722	—	174,027
Generac Holdings Inc.[1]	4,494,826	—	—	4,494,826	—	170,399
SM Energy Co.	4,416,000	—	—	4,416,000	221	139,192
Texas Capital Bancshares, Inc.[1]	2,664,457	—	44,700	2,619,757	—	134,236
Carrizo Oil & Gas, Inc.[1]	2,726,240	402,000	—	3,128,240	—	120,437
Finisar Corp.[1]	6,928,379	—	—	6,928,379	—	116,535
Viavi Solutions Inc.[1]	15,256,074	—	—	15,256,074	—	104,199
Denbury Resources Inc.	22,428,635	—	—	22,428,635	—	89,939
Mattress Firm Holding Corp.[1]	2,409,442	—	—	2,409,442	—	81,391
Lumentum Holdings Inc.[1]	3,051,214	—	—	3,051,214	—	77,318
Albemarle Corp.[5]	7,293,120	—	5,666,000	1,627,120	2,224	—
Oshkosh Corp.[5]	5,079,000	—	1,469,000	3,610,000	686	—
PerkinElmer, Inc.[5]	6,508,524	—	2,151,024	4,357,500	305	—
					$8,677	$3,965,643
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $164,268,000, which represented .34% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,068,241,000, which represented 4.27% of the net assets of the fund.
[5]	Unaffiliated issuer at 5/31/2016.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
AMCAP Fund — Page 7 of 8

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2016 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,624,553	$—	$—	$9,624,553
Health care	8,949,791	—	—	8,949,791
Consumer discretionary	5,024,148	—	—	5,024,148
Industrials	4,217,432	—	—	4,217,432
Energy	3,990,686	—	—	3,990,686
Financials	2,109,465	13,927	—	2,123,392
Consumer staples	1,967,391	150,341	—	2,117,732
Other	1,955,162	—	—	1,955,162
Miscellaneous	2,367,229	—	—	2,367,229
Short-term securities	—	8,021,911	—	8,021,911
Total	$40,205,857	$8,186,179	$—	$48,392,036
*	Securities with a value of $2,062,958,000, which represented 4.26% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,762,460
Gross unrealized depreciation on investment securities	(1,766,744)
Net unrealized appreciation on investment securities	9,995,716
Cost of investment securities	38,396,320

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-002-0716O-S54155	AMCAP Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: July 29, 2016